Income taxes	12 Months Ended
Dec. 31, 2018
Income taxes [Abstract]
Disclosure of income tax [text block]

Income taxes

The income tax expense of continuing operations amounted to EUR 193 million (2017: EUR 349 million, 2016: EUR 203 million).

The components of income before taxes and income tax expense are as follows:

Philips Group

Income tax expense

in millions of EUR

2016 - 2018

	2016	2017	2018
Netherlands	137	929	636
Foreign	886	451	869
Income before taxes of continuing operations [1]	1,023	1,381	1,505

Netherlands:
Current tax (expense) benefit	10	(15)	(25)
Deferred tax (expense) benefit	(95)	(150)	16
Total tax (expense) benefit of continuing operations (Netherlands)	(85)	(165)	(9)

Foreign:
Current tax (expense) benefit	(155)	(258)	(289)
Deferred tax (expense) benefit	37	73	105
Total tax (expense) benefit of continuing operations (foreign)	(118)	(184)	(184)

Income tax expense of continuing operations	(203)	(349)	(193)
[1] Income before tax excludes the result of investments in associates.

Income tax expense of continuing operations excludes the tax benefit of the discontinued operations of EUR 14 million (2017: EUR 182 million tax expense, 2016: EUR 181 million tax expense), further detailed in section Discontinued operations and assets classified as held for sale.

The components of income tax expense of continuing operations are as follows:

Philips Group

Current income tax expense

in millions of EUR

2016 - 2018

	2016	2017	2018
Current year tax (expense) benefit	(165)	(275)	(318)
Prior year tax (expense) benefit	20	3	4
Current tax (expense)	(145)	(272)	(314)

Philips Group

Deferred income tax expense

In millions of EUR

2016 - 2018

	2016	2017	2018
Changes to recognition of tax loss and credit carry forwards	(37)	23	(2)
Changes to recognition of temporary differences	31	35	4
Prior year tax	(1)	6	15
Tax rate changes	5	(72)	(26)
Origination and reversal of temporary differences, tax losses and tax credits	(56)	(69)	130
Deferred tax (expense) benefit	(58)	(77)	121

Philips’ operations are subject to income taxes in various foreign jurisdictions. The statutory income tax rate varies per country, which results in a difference between the weighted average statutory income tax rate and the Netherlands’ statutory income tax rate of 25.0% (2017: 25.0%; 2016: 25.0%).

A reconciliation of the weighted average statutory income tax rate to the effective income tax rate of continuing operations is as follows:

Philips Group

Effective income tax rate

in %

2016 - 2018

	2016	2017	2018
Weighted average statutory income tax rate in %	23.3	24.5	24.9
Recognition of previously unrecognized tax loss and credit carryforwards	(1.9)	(2.3)	(0.4)
Unrecognized tax loss and credit carryforwards	5.5	0.6	0.5
Changes to recognition of temporary differences	(3.1)	(2.6)	(0.3)
Non-taxable income and tax incentives	(8.2)	(9.8)	(11.9)
Non-deductible expenses	9.3	6.4	3.7
Withholding and other taxes	1.2	4.0	4.5
Tax rate changes	(0.5)	5.2	1.8
Prior year tax	(1.8)	(0.6)	(1.3)
Tax expenses (benefit) due to other tax liabilities	(2.6)	(1.7)	(8.6)
Others, net	(1.3)	1.5	(0.1)
Effective income tax rate	19.9	25.3	12.8

The effective income tax rate is lower than the weighted average statutory income tax rate in 2018, mainly due to one-time non-cash benefits from tax audit resolutions and business integration. These tax audit resolutions in multiple jurisdictions, partly offset by provisions relating to tax risks, are reflected in the ‘Tax expense (benefit) due to other tax liabilities’ line. The impact of business integration is included in the ‘Non-taxable income and tax incentives’ line.

Deferred tax assets and liabilities

Deferred tax assets are recognized for temporary differences, unused tax losses, and unused tax credits to the extent that realization of the related tax benefits is probable. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the countries where the deferred tax assets originated and during the periods when the deferred tax assets become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

Net deferred tax assets relate to the following underlying assets and liabilities and tax loss carryforwards (including tax credit carryforwards) and their movements during the years 2018 and 2017 respectively are presented in the tables below.

The net deferred tax assets of EUR 1,676 million (2017: EUR 1,565 million) consist of deferred tax assets of EUR 1,828 million (2017: EUR 1,598 million) and deferred tax liabilities of EUR 152 million (2017: EUR 33 million). Of the total deferred tax assets of EUR 1,828 million at December 31, 2018 (2017: EUR 1,598 million), EUR 203 million (2017: EUR 161 million) is recognized in respect of entities in various countries where there have been tax losses in the current or preceding period. Management’s projections support the assumption that it is probable that the results of future operations will generate sufficient taxable income to utilize these deferred tax assets.

At December 31, 2018 the temporary differences associated with investments, including potential income tax consequences on dividends, for which no deferred tax liabilities are recognized, aggregate to EUR 186 million (2017: EUR 290 million).

Philips Group

Deferred tax assets and liabilities

in millions of EUR

2018

	Balance as of January 1, 2018	recognized in income statement	other [1]	Balance as of December 31, 2018	Assets	Liabilities
Intangible assets	(383)	299	(78)	(162)	90	(252)
Property, plant and equipment	23	(13)	2	12	32	(20)
Inventories	231	18	8	257	265	(8)
Other assets	74	(38)	15	50	77	(27)
Pensions and other employee benefits	265	(17)	19	267	269	(2)
Other liabilities	536	(137)	30	428	537	(109)
Deferred tax assets on tax loss carryforwards	819	11	(6)	824	824	-
Set-off deferred tax positions					(265)	265
Net deferred tax assets	1,565	121	(10)	1,676	1,828	(152)
[1] Other includes the movements of assets and liabilities recognized in OCI, which includes foreign currency translation differences, acquisitions and divestments.

Philips Group

Deferred tax assets and liabilities

in millions of EUR

2017

	Balance as of January 1, 2017	recognized in income statement	Transfer to assets held for sale	other [1]	Balance as of December 31, 2017	Assets	Liabilities
Intangible assets	(676)	549	(28)	(228)	(383)	423	(806)
Property, plant and equipment	10	15		(2)	23	39	(16)
Inventories	347	(34)	(52)	(29)	231	235	(4)
Other assets	138	7	(82)	12	74	96	(22)
Pensions and other employee benefits	597	(126)	(149)	(57)	265	265	-
Other liabilities	989	(288)	(8)	(158)	536	596	(61)
Deferred tax assets on tax loss carryforwards	1,288	(201)	(125)	(144)	819	819	-
Set-off deferred tax positions						(876)	876
Net deferred tax assets	2,692	(77)	(444)	(606)	1,565	1,598	(33)
[1] Other includes the movements of assets and liabilities recognized in OCI, which includes foreign currency translation differences and acquisitions, as well as the effects of US Tax Cuts and Jobs Act.

The company has available tax loss and credit carryforwards, which expire as follows:

Philips Group

Expiry years of net operating loss and credit carryforwards

in millions of EUR

	Total Balance as of December 31, 2017	Unrecognized balance as of December 31, 2017	Total Balance as of December 31, 2018	Unrecognized balance as of December 31, 2018
Within 1 year	3	3	2	1
1 to 2 years	5	2	3	1
2 to 3 years	15	6	16	4
3 to 4 years	14	2	1,911	1,906
4 to 5 years	1,843	1,809	18	6
Later	2,134	410	2,312	36
Unlimited	1,812	1,118	1,728	1,123
Total	5,827	3,351	5,990	3,077

At December 31, 2018, the amount of deductible temporary differences for which no deferred tax asset has been recognized in the balance sheet was EUR 37 million (2017: EUR 42 million).

Tax risks

Philips is exposed to tax risks. With regard to these tax risks a liability is recognized if, as a result of a past event, Philips has an obligation that can be estimated reliably and it is probable that an outflow of economic benefits will be required to settle the obligation. These uncertain positions are presented as Other tax liabilities in Other liabilities and include, among others, the following:

US Tax Cuts and Jobs Act

Philips assessed the impact of the material aspects of the US Tax Cuts and Jobs Act on its current and deferred tax assets and liabilities. These reported amounts may be subject to estimation uncertainty and measurement adjustments may need to be made in subsequent reporting periods as Philips will get more accurate information on the impact of the Act and the modalities of its application. The main uncertainties relate to the availability of net interest expense carryforwards and the amount of tax earnings and profits subject to tax under the mandatory deemed repatriation provisions.

Transfer pricing risks

Philips has issued transfer pricing directives, which are in accordance with international guidelines such as those of the Organization of Economic Co-operation and Development. In order to reduce the transfer pricing uncertainties, monitoring procedures are carried out by Group Tax to safeguard the correct implementation of the transfer pricing directives. However, tax disputes can arise due to inconsistent transfer pricing regimes and different views on "at arm's length" pricing.

Tax risks on general and specific service agreements and licensing agreements

Due to the centralization of certain activities (such as research and development, IT and group functions), costs are also centralized. As a consequence, these costs and/or revenues must be allocated to the beneficiaries, i.e. the various Philips entities. For that purpose, service contracts such as intra-group service agreements and licensing agreements are signed with a large number of group entities. Tax authorities review these intra-group service and licensing agreements, and may reject the implemented intra-group charges. Furthermore, buy in/out situations in the case of (de)mergers could affect the cost allocation resulting from the intragroup service agreements between countries. The same applies to the specific service agreements.

Tax risks due to disentanglements and acquisitions

When a subsidiary of Philips is disentangled, or a new company is acquired, tax risks may arise. Philips creates merger and acquisition (M&A) teams for these disentanglements or acquisitions. In addition to representatives from the involved business, these teams consist of specialists from various group functions and are formed, among other things, to identify tax risks and to reduce potential tax claims.

Tax risks due to permanent establishments

A permanent establishment may arise when a Philips entity has activities in another country, tax claims could arise in both countries on the same income.